Consolidated Statements Of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Changes in defined benefit pension and other post-retirement benefit plans, tax benefit (provision)	$ (49.5)	$ 2.1	$ 1.5